Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	Nov. 08, 2025	Jan. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 16, 2025
Management fees paid			$ 500,000
Due from related company			1,059,884	$ 980,952
General and administrative expense			395,833
Net gain on sale of vessel to related party			131,500
Commissions for chartering services			583,741	876,154	$ 961,530
Management fees paid			$ 880,359	971,346	927,573
Master Management Agreement [Member]
Agreement renewal term	5 years	5 years
Managment fees inflation description	The daily fixed management fee was 625 Euros (approximately $737.5, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day prior to vessel’s delivery commencing on October 18, 2025 and 1,250 Euros (approximately $1,475, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day after the vessel’s delivery, which is subject to an annual review every February 1. In the event the vessel is laid up for more than one month, the management fee will be 50% of the regular daily management fee until one month before the vessel is put back into service	January 1, 2025 with a vessel fixed management fee of Euro 850 (approximately $1,003, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day per vessel in operation. From January 1, 2026, the vessel fixed management fee was adjusted for inflation at Euro 875 (approximately $1,033, using the exchange rate as of December 31, 2025, which was $1.18 per euro) per day per vessel in operation	January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 per day per vessel in operation
Sentinel Maritime Services Inc. [Member]
Fees paid			$ 15,521	19,928	18,756
Technomar Crew Management Services Corp [Member]
Fees paid			33,646	41,870	37,523
Insurance premium fee per crew			$ 50
Insurance premium fee per crew, percentage			5.00%
Vessel [Member]
Due from related company			$ 977,497	980,952
Commission on charter revenues			1.25%
Commission on vessel sales			1.00%
Commissions for chartering services			$ 159,494	207,338	227,556
Allocation amounted						$ 160,029
Management fees paid			$ 805,184	971,346	927,573
Additional fixed management fee				394,516	436,493
Vessel [Member] | Acquisition [Member]
Commission on purchase price related to third party			1.00%
Latsco [Member]
Due from related company			$ 82,387	0
Commission on purchase price related to third party			1.25%
Commissions for chartering services			$ 23,653	0	0
Management fees paid			$ 75,175	$ 0	$ 0